CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	336,109,400	335,600,000
Ordinary shares, shares outstanding	336,109,400	335,600,000
Treasury stock, shares	2,237,148